Business Combination, Significant Transaction and Sale of Business (Details Textual 1) - USD ($) $ in Thousands	Jun. 07, 2016	May 26, 2016
Acquisition of 4Sight Business Intelligence Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	$ 330
Percentage of subsidiary outstanding shares	100.00%
Estimated fair value of contingent payment	$ 330
Revenue and profitability targets over three years (2016-2018)	$ 2,200
Acquisition of Maximum Processing Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash		$ 4,278
Deposited at closing in escrow		1,490
Revenue and profitability targets over three years (2016-2018)		$ 2,500